Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 24, 2012	Feb. 25, 2011
Consolidated Statements of Income and Comprehensive Income
Net sales	$ 66,294	$ 55,451
Cost of goods sold	42,763	33,661
Gross profit	23,531	21,790
Operating expenses:
Selling and marketing	5,481	4,630
General and administrative	8,513	7,208
Research and development	1,400	1,662
Total Operating expenses	15,394	13,500
Operating income	8,137	8,290
Other expenses:
Interest expense, net	734	824
Other (income) expense, net	85	589
Total Other expenses	649	1,413
Income before income taxes	7,488	6,877
Income tax provision (benefit)	2,620	(7,665)
Net income	4,868	14,542
Expense (income) attributable to non-controlling interest	5	(8)
Net income attributable to Environmental Tectonics Corporation	4,873	14,534
Foreign currency translation adjustment	(133)	59
Comprehensive income	4,740	14,593
Preferred Stock dividend	(2,208)	(2,278)
Income attributable to common and participating shareholders	$ 2,665	$ 12,256
Distributed earnings per share:
Common (in dollars per share)	$ 0	$ 0
Preferred (in dollars per share)	$ 0.20	$ 0.20
Undistributed earnings per share:
Common (in dollars per share)	$ 0.13	$ 0.60
Preferred (in dollars per share)	$ 0.13	$ 0.60
Diluted earnings per share (in dollars per share)	$ 0.13	$ 0.59
Basic weighted average common and participating shares:
Common weighted average number of shares (in shares)	9,114	9,091
Participating preferred shares (in shares)	11,095	11,440
Total basic weighted average common and participating shares (in shares)	20,209	20,531
Diluted weighted average common shares:
Basic weighted average common and participating shares (in shares)	20,209	20,531
Dilutive effect of stock warrants and options (in shares)	288	367
Total diluted weighted average shares (in shares)	20,497	20,898